ACCRUED LIABILITIES AND OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE－11 ACCRUED LIABILITIES AND OTHER PAYABLES

	September 30, 2025	December 31, 2024

Accrued payroll	$90,915	$918,472
Accrued VAT expenses	40,842	177,616
Accrued taxes	1,201,791	1,483,438
Accrued litigation compensation (a)	818,353	2,116,847
Customer deposit	8,722,473	10,172,396
Customer refund	888,292	856,829
Other payables	779,153	712,185
Pension provision	122,039	111,523
Accrued COGS	162,581	47,969
Other accruals (b)	1,580,317	1,726,252
Total accrued liabilities and other payables	$14,406,756	$18,323,527

(a)	The accrued litigation compensation comprises two litigations, including Narain case of $1,298,495 which has been covered by a secured bond paid and issued during the financial year ended December 31, 2024, and Yeah1 case of $818,353, both disclosed under Note 21 Commitments and contingencies – Litigation.

(b)	The other accruals comprise consultancy fee, professional fee, directors fee and general operating expenses.

NOTE－11 ACCRUED LIABILITIES AND OTHER PAYABLES

	December 31, 2024	December 31, 2023

Accrued payroll	$918,472	$137,096
Accrued VAT expenses	177,616	40,855
Accrued taxes	1,483,438	1,990,994
Accrued litigation compensation (a)	2,116,847	1,298,495
Customer deposit	10,172,396	402,339
Customer refund	856,829	922,784
Other payables	712,185	897,566
Pension provision	111,523	185,760
Accrued COGS	47,969	—
Other accruals (b)	1,726,252	990,280
Total accrued liabilities and other payables	$18,323,527	$6,866,169

(a)	The accrued litigation compensation for the year ended December 31, 2024 including two litigations, including Narain case of $1,298,495 which has been covered by a secured bond paid and issued during the financial year ended December 31, 2024, and Yeah1 case of $818,352, both disclosed under Note 21 – Contingent and Commitment – Litigation. The accrued litigation compensation for the year ended December 31, 2023 is the Narain case of $1,298,495.
(b)	The other accruals including consultancy fee, professional fee, directors fee and general operating expenses.